EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of Dividend Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DIVIDEND PER SHARE
Declared dividend per share (in USD per share)	$ 2.12	$ 5.10	$ 4.42
Declared dividend for the year	$ 209.9	$ 485.3	$ 370.9
Proposed dividend per share for approval at the annual general meeting (in USD per share)	$ 0	$ 0	$ 1.36
Proposed dividend for approval at the annual general meeting	$ 0.0	$ 0.0	$ 126.3
Dividends paid per share (in USD per share)	$ 2.02	$ 5.86	$ 7.01
Dividend paid during the year	$ 199.7	$ 553.3	$ 586.4
Number of shares, end of period (in shares)	101,332,709	97,814,053	86,225,686
Number of treasury shares, end of period (in shares)	(0.0)	(493,371)	(493,371)	(493,400)
Number of shares outstanding, end of period (in shares)	101,300,000	97,300,000	85,700,000